Provision for post-employment benefits - Weighted Average Duration of Defined Benefit Pension Obligations and Distribution of Timing of Benefit Payments (Detail) £ in Millions	12 Months Ended
Dec. 31, 2017 GBP (£) yr
Disclosure of defined benefit plans [line items]
Weighted average duration of the defined benefit obligation (years) | yr	12.5
Within one year [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 65.2
Between one and two years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	61.8
Between two and three years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	61.2
Between three and four years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	62.3
Between four and five years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	61.3
Later than five years and not later than ten years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 302.2
North America [member]
Disclosure of defined benefit plans [line items]
Weighted average duration of the defined benefit obligation (years) | yr	9.2
North America [member] | Within one year [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 35.9
North America [member] | Between one and two years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	33.4
North America [member] | Between two and three years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	32.5
North America [member] | Between three and four years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	32.0
North America [member] | Between four and five years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	31.0
North America [member] | Later than five years and not later than ten years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 132.8
United Kingdom [member]
Disclosure of defined benefit plans [line items]
Weighted average duration of the defined benefit obligation (years) | yr	14.5
United Kingdom [member] | Within one year [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 17.8
United Kingdom [member] | Between one and two years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	17.4
United Kingdom [member] | Between two and three years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	17.8
United Kingdom [member] | Between three and four years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	18.4
United Kingdom [member] | Between four and five years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	18.4
United Kingdom [member] | Later than five years and not later than ten years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 96.3
Western Continental Europe [member]
Disclosure of defined benefit plans [line items]
Weighted average duration of the defined benefit obligation (years) | yr	15.7
Western Continental Europe [member] | Within one year [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 8.8
Western Continental Europe [member] | Between one and two years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	8.5
Western Continental Europe [member] | Between two and three years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	8.5
Western Continental Europe [member] | Between three and four years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	8.9
Western Continental Europe [member] | Between four and five years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	9.1
Western Continental Europe [member] | Later than five years and not later than ten years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 51.7
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe [member]
Disclosure of defined benefit plans [line items]
Weighted average duration of the defined benefit obligation (years) | yr	8.7
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe [member] | Within one year [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 2.7
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe [member] | Between one and two years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	2.5
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe [member] | Between two and three years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	2.4
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe [member] | Between three and four years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	3.0
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe [member] | Between four and five years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	2.8
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe [member] | Later than five years and not later than ten years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 21.4